Contractual Obligations and Commitments (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Contractual Obligations And Commitments
Standby letters of credit		$ 53,565
Financial guarantees	$ 33	$ 51